Long-term investments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 13,991	$ 23,109	$ 28,845
Warranty liability change due to change in estimate	(5,473)	(5,359)	(5,797)
Balance, end of year	13,770	13,991	23,109
Long-term assets:
Property, plant and equipment	1,074	7,613
Cummins Westport, Inc.
Current assets:
Cash and short-term investments	95,623	114,053
Accounts receivable	5,018	4,632
Other current assets	209	287
Long-term assets:
Property, plant and equipment	1,074	1,212
Deferred income tax assets	45,321	46,177
Total assets	147,245	166,361
Current liabilities:
Current portion of warranty liability	26,206	30,922
Current portion of deferred revenue	20,070	13,858
Accounts payable and accrued liabilities	7,125	11,852
Current liabilities	53,401	56,632
Long-term liabilities:
Warranty liability	27,282	31,461
Deferred revenue	41,788	45,859
Other long-term liabilities	2,863	2,908
Long-term liabilities	71,933	80,228
Total liabilities	125,334	136,860
Product revenue	205,235	274,033	283,551
Parts revenue	71,230	57,849	53,683
Total revenue	276,465	331,882	337,234
Cost of revenue and expenses:
Cost of product and parts revenue	199,317	230,508	265,584
Research and development	36,066	30,165	21,131
General and administrative	1,136	1,414	1,202
Sales and marketing	23,047	21,236	22,514
Foreign exchange (gain) loss	8	28	34
Bank charges, interest and other	695	817	805
Total	260,269	284,168	311,270
Income from operations	16,196	47,714	25,964
Interest and investment income	552	367	260
Income before income taxes	16,748	48,081	26,224
Income tax expense (recovery):
Current	4,680	19,785	21,514
Deferred	856	(1,565)	(13,754)
Income tax expense (recovery)	5,536	18,220	7,760
Income for the year	11,212	29,861	18,464
Warranty claims
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year			3,157
Warranty liability change due to change in estimate	(4,032)	(766)	1,641
Balance, end of year	0
Warranty claims | Cummins Westport, Inc.
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year			6,314
Warranty liability change due to change in estimate	(8,064)	$ (1,533)	$ 3,283
Balance, end of year	$ 0